Summary of Organization and Significant Accounting Policies - Estimated Amortization Expense for Intangible Assets (Detail) - USD ($) $ in Thousands	Sep. 26, 2015	Dec. 27, 2014	Dec. 28, 2013
Accounting Policies [Abstract]
2015		$ 3,105
2016		1,675
2017		956
2018		956
2019		956
Thereafter		9,999
Total	$ 15,481	$ 17,647	$ 15,147